UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06730

ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2011

Date of reporting period: October 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Large Cap Growth Fund

Portfolio of Investments

October 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 100.0%
Technology – 26.0%
Communications Technology – 3.0%
Cisco Systems, Inc.(a)	2,325,700	$53,095,731

Computer Services, Software & Systems – 9.1%
Citrix Systems, Inc.(a)	321,400	20,592,098
Google, Inc. - Class A(a)	160,705	98,510,558
Microsoft Corp.	338,600	9,020,304
Oracle Corp.	1,085,625	31,917,375

		160,040,335

Computer Technology – 10.8%
Apple, Inc.(a)	417,010	125,465,799
EMC Corp.(a)	2,138,228	44,924,170
Hewlett-Packard Co.	179,915	7,567,225
NVIDIA Corp.(a)	892,800	10,740,384

		188,697,578

Production Technology Equipment – 0.1%
KLA-Tencor Corp.	64,300	2,296,796

Semiconductors & Component – 3.0%
Broadcom Corp. - Class A	706,100	28,766,514
Intel Corp.	531,039	10,657,952
Marvell Technology Group Ltd.(a)	668,200	12,902,942

		52,327,408

		456,457,848

Consumer Discretionary – 17.8%
Auto Parts – 2.0%
Johnson Controls, Inc.	1,015,800	35,674,896

Automobiles – 1.8%
Ford Motor Co.(a)	2,177,000	30,761,010

Cable Television Services – 1.0%
Comcast Corp. - Class A	896,800	18,456,144

Diversified Media – 1.5%
News Corp. - Class A	1,796,900	25,983,174

Diversified Retail – 5.2%
Amazon.com, Inc.(a)	123,825	20,448,460
Costco Wholesale Corp.	329,780	20,700,291
Kohl’s Corp.(a)	811,950	41,571,840
Target Corp.	169,400	8,798,636

		91,519,227

Entertainment – 2.0%
Walt Disney Co. (The)	950,600	34,326,166

Hotel/Motel – 0.1%
Hyatt Hotels Corp.(a)	43,100	1,736,930

Leisure Time – 0.9%
Carnival Corp.	349,000	15,066,330

Company	Shares	U.S. $ Value
Restaurants – 1.3%
Starbucks Corp.	771,700	$21,978,016

Specialty Retail – 1.5%
Limited Brands, Inc.	169,003	4,966,998
Lowe’s Cos., Inc.	1,019,900	21,754,467

		26,721,465

Textiles, Apparel & Shoes – 0.5%
Polo Ralph Lauren Corp. - Class A	97,405	9,436,597

		311,659,955

Producer Durables – 14.1%
Aerospace – 1.4%
Goodrich Corp.	304,000	24,949,280

Back Office Support HR & Consulting – 1.0%
Accenture PLC	384,889	17,208,387

Diversified Manufacturing Operations – 5.6%
Danaher Corp.	1,151,100	49,911,696
Dover Corp.	116,336	6,177,442
Honeywell International, Inc.	414,800	19,541,228
Illinois Tool Works, Inc.	490,310	22,407,167

		98,037,533

Machinery: Agricultural – 1.5%
Deere & Co.	333,700	25,628,160

Scientific Instruments: Control & Filter – 0.4%
Flowserve Corp.	80,010	8,001,000

Scientific Instruments: Electrical – 2.1%
Cooper Industries PLC	692,800	36,316,576

Transportation Miscellaneous – 2.1%
United Parcel Service, Inc. - Class B	544,900	36,693,566

		246,834,502

Health Care – 13.6%
Biotechnology – 1.7%
Celgene Corp.(a)	473,150	29,368,421

Health Care Services – 1.2%
Express Scripts, Inc. - Class A(a)	435,900	21,149,868

Medical Services – 5.2%
Alcon, Inc.	496,290	83,237,759
Covidien PLC	189,600	7,559,352

		90,797,111

Pharmaceuticals – 5.5%
Gilead Sciences, Inc.(a)	1,183,400	46,945,478
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	551,025	28,598,197
Vertex Pharmaceuticals, Inc.(a)	566,100	21,698,613

		97,242,288

		238,557,688

Company	Shares	U.S. $ Value
Financial Services – 11.8%
Banks: Diversified – 0.3%
Wells Fargo & Co.	210,305	$5,484,754

Diversified Financial Services – 9.9%
Blackstone Group LP	2,007,429	27,060,143
Goldman Sachs Group, Inc. (The)	419,230	67,475,069
JPMorgan Chase & Co.	2,082,800	78,375,764

		172,910,976

Securities Brokerage & Services – 1.6%
CME Group, Inc. - Class A	96,115	27,839,710

		206,235,440

Energy – 11.7%
Alternative Energy – 0.5%
Suncor Energy, Inc. (New York)	254,500	8,146,545

Oil Well Equipment & Services – 5.5%
Cameron International Corp.(a)	312,250	13,660,938
Schlumberger Ltd.	1,189,360	83,124,370

		96,785,308

Oil: Crude Producers – 5.7%
EOG Resources, Inc.	263,140	25,187,761
Noble Energy, Inc.	480,435	39,145,843
Occidental Petroleum Corp.	262,200	20,616,786
Southwestern Energy Co.(a)	443,700	15,019,245

		99,969,635

		204,901,488

Materials & Processing – 3.9%
Chemicals: Diversified – 2.3%
Dow Chemical Co. (The)	1,291,500	39,816,945

Copper – 0.8%
Freeport-McMoRan Copper & Gold, Inc.	152,690	14,456,689

Fertilizers – 0.8%
Monsanto Co.	252,226	14,987,269

		69,260,903

Consumer Staples – 1.1%
Beverage: Soft Drinks – 1.1%
PepsiCo, Inc.	307,750	20,096,075

Total Common Stocks (cost $1,603,944,805)		1,754,003,899

SHORT-TERM INVESTMENTS – 0.0%
Investment Companies – 0.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.17%(b) (cost $416,648)	416,648	416,648

U.S. $ Value
Total Investments – 100.0% (cost $1,604,361,453)(c)	$1,754,420,547
Other assets less liabilities – 0.0%	(169,763)

Net Assets – 100.0%	$1,754,250,784

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of October 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $169,522,351 and gross unrealized depreciation of investments was $(19,463,257), resulting in net unrealized appreciation of $150,059,094.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

Glossary:

ADR – American Depositary Receipt

AllianceBernstein Large Cap Growth Fund

October 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,754,003,899	$—	$—	$1,754,003,899
Short-Term Investments	416,648	—	—	416,648

Total Investments in Securities	1,754,420,547	—	—	1,754,420,547
Other Financial Instruments*	—	—	—	—

Total	$1,754,420,547	$—	$—	$1,754,420,547

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Large Cap Growth Fund, Inc.

By:	/S/ ROBERT M. KEITH
Robert M. Keith
President

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ ROBERT M. KEITH
Robert M. Keith
President

Date: December 22, 2010

By:	/S/ JOSEPH J. MANTINEO
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: December 22, 2010